Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4—Property and Equipment

Property and equipment consists of the following:

	December 31,
	2017	2016
	(in thousands)
Drillships and related equipment	$5,911,792	$5,891,860
Other property and equipment	20,566	20,360
Property and equipment, cost	5,932,358	5,912,220
Accumulated depreciation	(1,280,357)	(1,002,347)
Property and equipment, net	$4,652,001	$4,909,873

During the years ended December 31, 2017, 2016 and 2015, we capitalized interest costs of $0,  $0 and $37.1 million, respectively.